Distribution of Income from operations, excluding Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 81,179	$ 71,385	$ 235,210	$ 206,191
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	64,821	56,612	182,698	153,620
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	1,364	3,871	9,979	14,178
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	13,813	8,129	36,423	30,576
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 1,181	$ 2,773	$ 6,110	$ 7,817